Schedule of Common Stock Financing Warrants Outstanding and Exercisable (Details) - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Total Exercisable Financing Warrants (Shares)	107,956
Strome Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Financing Warrants Exercise Price | $ / shares	$ 11.00
Financing Warrants Expiration Date	Jun. 15, 2023
Total Exercisable Financing Warrants (Shares)	68,182
B Riley Warrants [Member].
Subsidiary or Equity Method Investee [Line Items]
Financing Warrants Exercise Price | $ / shares	$ 7.26
Financing Warrants Expiration Date	Oct. 18, 2025
Total Exercisable Financing Warrants (Shares)	39,774